Real Estate Activity Acquisitions and Dispositions (Q2) (Details) $ in Thousands				3 Months Ended		6 Months Ended		12 Months Ended
	May 16, 2019 USD ($)	Apr. 26, 2019 USD ($)	Feb. 26, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Real Estate Properties [Line Items]
Impairment of real estate assets				$ 25,199	$ 10,939	$ 38,916	$ 10,939	$ 40,782	$ 0	$ 0
Purchase price of real estate property								363,519	0	0
Below market lease, acquired						$ (2,097)	$ (457)	$ (2,736)	$ (5,736)
Property Sales [Abstract]
Number of properties sold						6	2	8	1
Number of outparcel sold						1	0
Proceeds from sale of real estate						$ 47,857	$ 13,300	$ 82,145	$ 6,486
Gains on sales of properties, net						6,627	985	109,300	1,760	$ 4,732
In-Place Leases
Real Estate Properties [Line Items]
Intangible lease assets acquired						$ 4,736	$ 946	$ 9,239	$ 17,740
Weighted Average Useful Life						11 years	6 years	8 years	13 years
Above-Market Leases
Real Estate Properties [Line Items]
Intangible lease assets acquired						$ 825	$ 74	$ 1,045	$ 1,314
Weighted Average Useful Life						8 years	3 years	9 years	6 years
Below-Market Leases
Real Estate Properties [Line Items]
Weighted Average Useful Life						16 years	16 years	15 years	18 years
Murray Landing Outparcel
Real Estate Properties [Line Items]
Purchase price of real estate property	$ 295
Naperville Crossings
Real Estate Properties [Line Items]
Purchase price of real estate property		$ 49,585
Leased percentage of rentable SF at acquisition		88.00%
Shoppes of Lake Village
Real Estate Properties [Line Items]
Purchase price of real estate property			$ 8,423
Leased percentage of rentable SF at acquisition			71.30%